Operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Operating expense [Abstract]
Voyage Expenses	Voyage expenses
(Dollars in thousands)	2023	2022	2021
Bunkers	$133,332	$154,182	$72,925
Other voyage related expenses	32,335	31,320	19,480
Total voyage expenses	$165,667	$185,502	$92,405

Vessel Operating Expenses	Vessel operating expenses
(Dollars in thousands)	2023	2022	2021
Operating expenses	$68,554	$67,846	$71,609
Insurance	6,875	5,963	6,198
Total vessel operating expenses	$75,429	$73,809	$77,807

General and Administrative Expenses
General and administrative expenses

(Dollars in thousands)	2023	2022	2021
Total compensation to employees and Directors	$11,652	$11,763	$11,890
Office and administrative expenses	3,940	3,818	3,351
Audit, legal and consultancy	1,856	1,308	1,325
Total general and administrative expenses	$17,448	$16,889	$16,565

Stock Compensation Series
Stock compensation series

	Number of	Vesting	Fair value
	shares/ options	Period	at grant date
Granted January 2020, restricted shares	460,000	3 years	$8.22
Granted January 2020, restricted shares	150,000	1 year	8.22
Granted January 2020, restricted shares	200,000	1 year	3.56
Granted January 2021, restricted shares	579,100	3 years	5.52
Granted January 2021, restricted shares	175,000	1 year	5.52
Granted January 2021, restricted shares	119,900	3 years	3.22
Granted January 2022, restricted shares	175,000	1 year	5.38
Granted January 2022, restricted shares	573,359	3 years	5.30
Granted January 2022, restricted shares	124,594	3 years	4.29
Granted January 2023, restricted shares	251,250	3 years	8.25
Granted January 2023, restricted shares	48,750	3 years	6.72
Granted January 2023, restricted shares	135,000	1 year	$8.25

Reconciliation of Outstanding Restricted Common Stock
The following reconciles the number of outstanding restricted common stock:

Restricted common stock
Outstanding at December 31, 2020	819,998
Granted	874,000
Exercised [1]	733,133
Forfeited	-
Outstanding at December 31, 2021	960,865

Outstanding at December 31, 2021	960,865
Granted	872,953
Exercised [1]	800,723
Forfeited	199,400
Outstanding at December 31, 2022	833,695

Outstanding at December 31, 2022	833,695
Granted	435,000
Exercised [1]	503,688
Forfeited	57,431
Outstanding at December 31, 2023	707,576

[1]    Does not include shares in lieu of dividends

Stock Compensation Expenses	Stock compensation expenses
(Dollars in thousands)	2023	2022	2021
Expense recognized from stock compensation	$3,313	$4,211	$4,371

Remuneration of Executives and Directors
Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2023	2022	2021
Cash compensation	$2,425	$2,648	$5,050
Pension cost	125	165	219
Share compensation [1]	2,504	3,316	3,508
Total remuneration	$5,054	$6,129	$8,776

[1]     Share compensation reflects the expense recognized.

Shares held by Executives and Directors
Shares held by Directors and Executives

	2023	2022	2021
Executives and Directors as a group [1]	2,143,973	1,908,331	2,958,894

[1]    Includes 498,818 (2022: 595,832, 2021: 725,665) shares of restricted stock subject to vesting conditions.

Prepaid Expenses	Prepaid expenses
(Dollars in thousands)	2023	2022
Prepaid voyage expenses	$4,006	$5,678
Prepaid vessel operating expenses	6,676	2,216
Other	2,875	2,655
Total prepaid expenses	$13,557	$10,550